Lease obligation (Details 3)	12 Months Ended
Dec. 31, 2024
Office Building [Member]
Lease Term	September 2030
Option To Extend	0
Incremental Borrowing Rate	10.00%
Aircraft
Lease Term	March 2027
Option To Extend	0
Incremental Borrowing Rate	12.00%
Printer
Lease Term	November 2026
Option To Extend	0
Incremental Borrowing Rate	10.80%